Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our CEO and, on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, the TSR of the Alerian US Midstream Energy Index over the same period, our net income, and our financial performance measure for compensatory purposes, Economic Adjusted EBITDA.
Pay Versus Performance Table
Year	Summary Compensation Table Total for CEO(1) $	Compensation Actually Paid CEO(2) $	Average Summary Compensation Table Total for other NEOs(3) $	Average Compensation Actually Paid for other NEOs(2)(3) $	Value of initial fixed $100 investment based on:		Net Income (loss) $ in thousands	Economic Adjusted EBITDA(5) $ in thousands
					TSR(4)	Peer Group TSR(4)
2022	8,329,965	(1,363,805)	2,473,443	267,940	64.36	140.99	(257,138)	1,416,515
2021	10,349,548	8,835,209	2,934,705	2,529,324	92.27	108.82	(1,397,290)	1,436,091
2020	4,662,694	4,203,284	1,480,284	1,419,654	66.74	75.04	632,984	1,440,374

(1)
Mr. Karam was the CEO for each of 2020, 2021 and 2022.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2022	CEO	8,329,965	(5,932,559)	2,405,284	(6,166,495)	—	—	(1,363,805)
	Other NEOs	2,473,443	(1,419,196)	575,398	(1,361,704)	—	—	267,940
2021	CEO	10,349,548	(8,009,741)	6,500,913	57,536	426,110	(489,157)	8,835,209
	Other NEOs	2,934,705	(1,849,994)	1,501,526	7,792	19,885	(84,590)	2,529,324
2020	CEO	4,662,694	(2,636,435)	2,690,743	(513,718)	—	—	4,203,284
	Other NEOs	1,480,284	(500,175)	510,575	(71,030)	—	—	1,419,654

(3)
For each of 2020, 2021 and 2022, the other NEOs were Ms. Charletta and Messrs. Moore, Oliver and Pietrandrea.

(4)
TSR is determined based on the value of an initial fixed investment of  $100. The TSR peer group consists of the Alerian US Midstream Energy Index.

(5)
See Appendix B for a reconciliation of Economic Adjusted EBITDA to net income, the most directly comparable GAAP financial measure.

Company Selected Measure Name	Economic Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Karam was the CEO for each of 2020, 2021 and 2022.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2022	CEO	8,329,965	(5,932,559)	2,405,284	(6,166,495)	—	—	(1,363,805)
	Other NEOs	2,473,443	(1,419,196)	575,398	(1,361,704)	—	—	267,940
2021	CEO	10,349,548	(8,009,741)	6,500,913	57,536	426,110	(489,157)	8,835,209
	Other NEOs	2,934,705	(1,849,994)	1,501,526	7,792	19,885	(84,590)	2,529,324
2020	CEO	4,662,694	(2,636,435)	2,690,743	(513,718)	—	—	4,203,284
	Other NEOs	1,480,284	(500,175)	510,575	(71,030)	—	—	1,419,654

(3)
For each of 2020, 2021 and 2022, the other NEOs were Ms. Charletta and Messrs. Moore, Oliver and Pietrandrea.

Peer Group Issuers, Footnote [Text Block]	(4) TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Alerian US Midstream Energy Index.
PEO Total Compensation Amount	$ 8,329,965	$ 10,349,548	$ 4,662,694
PEO Actually Paid Compensation Amount	$ (1,363,805)	8,835,209	4,203,284
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2022	CEO	8,329,965	(5,932,559)	2,405,284	(6,166,495)	—	—	(1,363,805)
	Other NEOs	2,473,443	(1,419,196)	575,398	(1,361,704)	—	—	267,940
2021	CEO	10,349,548	(8,009,741)	6,500,913	57,536	426,110	(489,157)	8,835,209
	Other NEOs	2,934,705	(1,849,994)	1,501,526	7,792	19,885	(84,590)	2,529,324
2020	CEO	4,662,694	(2,636,435)	2,690,743	(513,718)	—	—	4,203,284
	Other NEOs	1,480,284	(500,175)	510,575	(71,030)	—	—	1,419,654

Non-PEO NEO Average Total Compensation Amount	$ 2,473,443	2,934,705	1,480,284
Non-PEO NEO Average Compensation Actually Paid Amount	$ 267,940	2,529,324	1,419,654
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2022	CEO	8,329,965	(5,932,559)	2,405,284	(6,166,495)	—	—	(1,363,805)
	Other NEOs	2,473,443	(1,419,196)	575,398	(1,361,704)	—	—	267,940
2021	CEO	10,349,548	(8,009,741)	6,500,913	57,536	426,110	(489,157)	8,835,209
	Other NEOs	2,934,705	(1,849,994)	1,501,526	7,792	19,885	(84,590)	2,529,324
2020	CEO	4,662,694	(2,636,435)	2,690,743	(513,718)	—	—	4,203,284
	Other NEOs	1,480,284	(500,175)	510,575	(71,030)	—	—	1,419,654

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between “Compensation Actually Paid” and Performance Measures
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our CD&A on page 30. Specifically, a large portion of the NEOs’ compensation is reliant on TSR and as such the CEO and non-CEO “compensation actually paid” each year was aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. The charts below show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Economic Adjusted EBITDA.
56   Equitrans Midstream Corporation – 2023 Proxy Statement
TABLE OF CONTENTS

Tabular List [Table Text Block]
2022 Performance Measures
As noted above, the Committee believes in a holistic evaluation of the NEOs’ and the Company’s performance and uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important for NEOs’ 2022 compensation decisions are listed in the table to the right, each of which is described in more detail in the CD&A under the section “2022 Compensation Program Element”.
Most Important Performance Measures
Economic Adjusted EBITDA
Free Cash Flow
Relative TSR
Safety Proactivity Rate
Methane Emission Mitigation
Submission of Water CDP

Total Shareholder Return Amount	$ 64.36	92.27	66.74
Peer Group Total Shareholder Return Amount	140.99	108.82	75.04
Net Income (Loss)	$ (257,138,000)	$ (1,397,290,000)	$ 632,984,000
Company Selected Measure Amount	1,416,515	1,436,091	1,440,374
PEO Name	Mr. Karam	Mr. Karam	Mr. Karam
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Economic Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	(5) See Appendix B for a reconciliation of Economic Adjusted EBITDA to net income, the most directly comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Safety Proactivity Rate
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Methane Emission Mitigation
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Submission of Water CDP
PEO [Member] | Adjustment Type One [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,932,559)	$ (8,009,741)	$ (2,636,435)
PEO [Member] | Adjustment Type Two [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,405,284	6,500,913	2,690,743
PEO [Member] | Adjustment Type Three [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,166,495)	57,536	(513,718)
PEO [Member] | Adjustment Type Four [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		426,110
PEO [Member] | Adjustment Type Five [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(489,157)
Non-PEO NEO [Member] | Adjustment Type One [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,419,196)	(1,849,994)	(500,175)
Non-PEO NEO [Member] | Adjustment Type Two [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	575,398	1,501,526	510,575
Non-PEO NEO [Member] | Adjustment Type Three [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,361,704)	7,792	$ (71,030)
Non-PEO NEO [Member] | Adjustment Type Four [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		19,885
Non-PEO NEO [Member] | Adjustment Type Five [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (84,590)